Summary of Significant Accounting Policies (Details)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 13, 2024 USD ($) shares	Feb. 17, 2023 $ / shares shares	Feb. 17, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / item	Dec. 31, 2022 USD ($)	Sep. 20, 2024 USD ($)	May 16, 2024 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash				$ 5,227,894		$ 5,227,894		$ 1,024,710	$ 679,781
Short-term investments								2,592,689
Working capital				6,525,650		6,525,650		3,372,503
Net proceeds						159,060	$ 5,958,470	5,958,470
Deferred offering costs									202,599
Net cash in operations						(2,512,166)	(2,307,697)	(2,980,592)	(1,260,425)
Payments short-term investments						2,096,293	3,491,242	3,491,242
Net of offering costs										$ 30,979
FDIC limits				250,000		250,000		250,000
Accounts receivable								8
Unrealized (loss) income				$ 9,884	$ 41,841	(82,486)	79,646	95,785
Gain on sale of short-term investments						121,765		$ 20,662
Number of digital units (in Dollars per Item) | $ / item								1,553.37
Internal-use software development costs						$ 23,310	24,625	$ 56,971
Estimated useful life				5 years		5 years		5 years
Impairment loss							52,363	$ 52,363
Cash				5,227,894	764,977	5,227,894	764,977	1,024,710	679,781			$ 2,078,141
Short-term investments				1,416,056		1,416,056		2,592,689
Equity securities				$ 199,998		$ 199,998					$ 666,660
Units of polygon matic				52.78		52.78		1,553.37
Percentage of tax benefit						50.00%
Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life				5 years	5 years	5 years	5 years
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs									202,599
Dragon Interactive Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Equity securities				$ 666,660		$ 666,660					$ 199,998
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash				$ 4,709,000		$ 4,709,000		$ 507,000
Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life								5 years
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Common shares issued for cash (in Shares) | shares	47,128
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Common shares issued for cash (in Shares) | shares		140,563	140,563
Common stock price (in Dollars per share) | $ / shares		$ 49.8	$ 49.8
Aggregaye			$ 7,000,000
Net proceeds			5,958,470
Offering related expenses			$ 1,041,530
Deferred offering costs									202,599
Issuance costs									5,755,871
IPO [Member] | Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs									$ 202,559
Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Legal fees	$ 60,000
Private Placement [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Common shares issued for cash (in Shares) | shares	108,000
Net proceeds	$ 3,056,984
Aggregate gross proceeds	3,499,484
Net of offering costs	382,500
Legal fees	$ 60,000